Collaborations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Collaborations
6.	Collaborations

Pfizer

On August 20, 2013, the Company and Pfizer, Inc. (“Pfizer”) entered into an amendment to the Factor VIIa collaboration agreement whereby the companies agreed to provide specific mutual releases and covenants and modify certain milestone payment schedules in the agreement. Per the amendment, Pfizer agreed to make two non-refundable annual license maintenance payments to the Company, each $1,500,000, payable on August 1, 2014 and August 1, 2013. Contract revenue related to the agreement with Pfizer was $750,000 and $187,500 during the three months ended June 30, 2015 and 2014, respectively and $1,312,500 and $375,000 during the six months ended June 30, 2015 and 2014, respectively and reflects the amortization of the annual license maintenance payments received as amortized over the estimated expected performance period under the arrangement, which the Company originally estimated to end August 1, 2015.

On April 2, 2015, Pfizer notified the Company that it was exercising its right to terminate in its entirety the collaboration agreement. The termination became effective 60 days after the Company’s receipt of the termination notice. On June 1, 2015, the license and certain rights under the research and license agreement terminated and reverted back to the Company. Pfizer is in the process of transferring clinical trial data, regulatory documentation and related technology under the research and license agreement to the Company. The Company plans to continue clinical development of this product candidate. The Company revised the expected period of performance to end on June 1, 2015, which was the effective termination of all performance obligations of the Company under the research and license agreement. The deferred revenue balance related to the Pfizer collaboration was zero and $1,313,000 as of June 30, 2015 and December 31, 2014, respectively.

ISU Abxis

On September 16, 2013, the Company entered into a license and collaboration agreement with ISU Abxis, whereby the Company licensed its proprietary human Factor IX products to ISU Abxis for initial development in South Korea. Under the terms of the agreement, ISU Abxis is responsible for development and manufacturing of the licensed products through Phase 1 clinical trials. Until the completion of Phase 1 development, ISU Abxis also has a right of first refusal with respect to commercialization rights for the licensed products in South Korea. The Company has the sole rights and responsibility for worldwide development, manufacture and commercialization of Factor IX products after Phase 1 development, unless ISU Abxis has exercised its right of first refusal regarding commercialization rights in South Korea, in which case the Company’s rights are in the entire world excluding South Korea. ISU’s rights will also terminate in the event that the Company enters into a license agreement with another party to develop, manufacture and commercialize Factor IX products in at least two major market territories.

ISU Abxis paid the Company an up-front signing fee of $1,750,000 and is obligated to pay to the Company contingent milestone-based payments on the occurrence of certain defined development events, and reimbursement for a portion of the Company’s costs relating to intellectual property filings and maintenance thereof on products. The Company is obligated to pay ISU Abxis a percentage of all net profits it receives from collaboration products.

Contract revenue of $109,000 for each of the three months ended June 30, 2015 and 2014 and of $219,000 for each of the six months ended June 30, 2015 and 2014 reflected the amortization of the up-front fee over the estimated period of the Company’s performance obligations under the agreement, which was assessed to be four years beginning in September 2013 when the agreement was executed. The deferred revenue balance related to the ISU Abxis collaboration was $948,000 and $1,167,000 as of June 30, 2015, and December 31, 2014 respectively.

6. Collaborations

Pfizer

On June 29, 2009, Catalyst entered into a collaboration agreement with Wyeth, subsequently acquired by Pfizer, Catalyst and Pfizer collaborated on the development of novel human Factor VIIa products, and Catalyst granted Pfizer the exclusive rights to develop and commercialize the licensed products on a worldwide basis. Under the agreement, during a two-year collaboration period, Pfizer reimbursed Catalyst for certain of its costs incurred in the development of the licensed products, including FTE-based research payments, and Pfizer is obligated to continue to reimburse Catalyst for a portion of Catalyst’s costs relating to intellectual property filings and maintenance thereof on products developed in the collaboration. Pfizer is now responsible for all clinical development, manufacturing, and commercialization activities for the Factor VIIa products developed in the collaboration.

Pfizer paid Catalyst an up-front signing fee of $21,000,000, and is also obligated to make contingent cash payments to Catalyst based upon the achievement of predefined milestones. Contract revenue of $4,200,000 for each of the years ended December 31, 2011, and 2010, reflected the amortization of the up-front fee over the estimated period of the Company’s performance obligations under the agreement, which was assessed to be five years beginning in June 2009 when the agreement was executed. Further, as Pfizer terminated the research services under the agreement in June 2011 and the Company had no further substantive performance obligations to Pfizer, the Company recognized the remaining $12,576,667 of deferred revenue related to the up-front fee in 2011.

Additionally, during the years ended December 31, 2011, and 2010, the Company recognized $1,602,079 and $2,931,541, respectively, of FTE-based payments for research services as contract revenue as the related services were performed. In the years ended December 31, 2011, and 2010, the Company also recognized $7,000,000 and $4,000,000, respectively, of milestone and other contingent payments received in 2011, and 2010, respectively, upon the achievement of those milestones.

On August 20, 2013 Catalyst and Pfizer entered into an amendment to the Factor VIIa collaboration agreement whereby the companies agreed to provide specific mutual releases and covenants and modify certain milestone payment schedules in the agreement. Per the amendment, Pfizer agreed to make two non-refundable annual license maintenance payments to Catalyst, each $1,500,000, payable on August 1, 2013 and August 1, 2014. Contract revenue related to the agreement in the years 2014 and 2013 was $1,375,000 and $312,500, respectively and reflects the amortization of the annual license maintenance payments received as amortized over the estimated expected performance period for Catalyst per the amendment. The Company had deferred revenue remaining balance in the amount of $1,312,500 and $1,187,500 at December 31, 2014 and December 31, 2013, respectively, related to the Pfizer collaboration.

On April 2, 2015, Pfizer notified the Company that it was exercising its right to terminate in its entirety the June 29, 2009 research and license agreement between the Company and Wyeth. The termination becomes effective 60 days after the Company’s receipt of the termination notice. On June 1, 2015, the license and certain rights under the research and license agreement will terminate and revert back to the Company. Pfizer is in the process of transferring clinical trial data, regulatory documentation and related technology under the research and license agreement to the Company to enable the Company to continue the clinical development of this product candidate. The Company has revised the expected period of performance to end on June 1, 2015, which is the effective termination of all performance obligations of the Company under the research and license agreement. As a result, the $1.3 million of deferred revenue as of December 31, 2014 will be recognized ratably through June 1, 2015 rather than through August 31, 2015.

ISU Abxis

On September 16, 2013, Catalyst entered into a license and collaboration agreement with ISU Abxis, whereby Catalyst licensed its proprietary human Factor IX products to ISU Abxis for initial development in South Korea. Under the terms of the agreement, ISU Abxis is responsible for development and manufacturing of the licensed products through Phase 1 clinical trials. Until the completion of Phase 1 development, ISU Abxis also has a right of first refusal with respect to commercialization rights for the licensed products in South Korea. Catalyst has the sole rights and responsibility for worldwide development, manufacture and commercialization of Factor IX products after Phase 1 development, unless ISU Abxis has exercised its right of first refusal regarding commercialization rights in Korea, in which case Catalyst’s rights are in the entire world excluding South Korea. ISU’s rights will also terminate in the event that Catalyst enters into a license agreement with another party to develop, manufacture and commercialize Factor IX products in at least two major market territories.

ISU Abxis paid Catalyst an up-front signing fee of $1,750,000 and is obligated to pay to Catalyst contingent milestone-based payments on the occurrence of certain defined development events, and reimbursement for a portion of Catalyst’s costs relating to intellectual property filings and maintenance thereof on products. Catalyst is obligated to pay ISU Abxis a percentage of all net profits it receives from collaboration products.

Contract revenue of $437,500 and $145,833 for the years ended December 31, 2014 and December 31, 2013, respectively, reflected the amortization of the up-front fee over the estimated period of the Company’s performance obligations under the agreement, which was assessed to be four years beginning in September 2013 when the agreement was executed. The Company had deferred revenue remaining balance in the amount of $1,166,667 and $1,604,167 as of December 31, 2014 and December 31, 2013, respectively, related to the ISU Abxis collaboration.